BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)								1 Months Ended	12 Months Ended
	May 01, 2024	Mar. 15, 2023 shares	Jan. 05, 2022 shares	Dec. 10, 2021 shares	Nov. 10, 2021 shares	Jan. 13, 2021 CNY (¥) item shares	Aug. 21, 2018 CNY (¥) shares	Jan. 31, 2022 shares	Jun. 30, 2024 CNY (¥) item	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage							43.00%						43.00%
Ownership interest (as a percent)							8
Shares							487,057
Reverse stock split	0.056								0.2
Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							27,059
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)						51						51
Payments to acquire additional interest in subsidiaries | ¥							¥ 10,000,000
Number of gas stations extending business | item									200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item						2						2
Equity method investment additional information							As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB10 million in cash to FGS and (2) issue 487,057 (27,059 shares post 2024 Reverse Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares												$ 1.61
Fair market value of waived performance goals						¥ 1,689,807						$ 261,667
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥									¥ 979,254
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Stock price | $ / shares												$ 28.98
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals						8.00%						8.00%
Consideration in shares						487,057
Percentage of deemed consideration of equity.						8.00%
Number of shares cancelled						162,352
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares						27,059
Number of shares cancelled						9,020
Future Gas Station (Beijing) Technology, Ltd | Customer relationship
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Amortization expense | ¥									0	¥ 700,000	¥ 700,000
Impairment loss for intangible assets | ¥									¥ 0	¥ 5,250,000	¥ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]									Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056
Restricted shares issued for services (in shares)				250,000	500,000			250,000
Number of shares issued		1,000,000	1,050,000
Restricted shares | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Restricted shares issued for services (in shares)				13,889	27,778			13,889
Number of shares issued		55,556	58,333
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares						487,057
Restricted shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares						27,059
Maximum
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)							43
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							487,057
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							27,059